1. COMPANY'S OPERATIONS	12 Months Ended
Dec. 31, 2018
Companys Operations
COMPANY'S OPERATIONS

BRF S.A. (“BRF”) and its consolidated subsidiaries (collectively the “Company”) is a multinational Brazilian Company, which owns a comprehensive and diverse portfolio of products and it is one of the world’s largest producers of food. With a focus on raising, producing and slaughtering of poultry and pork for processing, production and sale of fresh meat, processed products, pasta, frozen vegetables and soybean by-products, among which the following are highlighted:

•	Whole chickens and frozen cuts of chicken, turkey and pork;

•	Ham products, bologna, sausages, frankfurters and other smoked products;

•	Hamburgers, breaded meat products and meatballs;

•	Lasagnas, pizzas, cheese breads, pies and frozen vegetables;

•	Margarine; and

•	Soy meal and refined soy flour, as well as animal feed.

BRF is a public company, listed on the New Market of B3 (“Brasil, Bolsa, Balcão”), under the ticker BRFS3, and listed on the New York Stock Exchange (“NYSE”), under the ticker BRFS. Its headquarters are located at 475 Jorge Tzachel street, in the City of Itajaí, State of Santa Catarina.

Our portfolio strategy is focused on creating new, convenient, practical and healthy products for our consumers based on their needs, through a strong innovation process that provide us with increasing value-added items which will differentiate us from our competitors and strengthen our brands.

The Company's business model is by means of a vertical and integrated production system, which are distributed through an extensive distribution network, reaching the 5 continents, to meet supermarkets, retail stores, wholesalers, restaurants and other institutional customers. In addition, our facilities are strategically located near to their raw material suppliers or its main consumption centers.

The Company has as main brands Sadia, Perdigão, Qualy, Chester(R), Perdix and Banvit that are highly recognized, especially in Brazil, Turkey and the Middle East. On February, 2018 the Company launched the Kidelli brand in Brazil, which presents a portfolio of products different from other brands and very diversified, based on poultry and pork, offering our quality products with competitive prices.

The Company went through a financial and operational restructuring during 2018, as detailed in note 1.4, which resulted in a change in its management structure, so that the Company's activities were organized into 4 operational segments: Brazil, International, Halal and Other segments (note 5). Thus, the numbers of 2017 were adjusted and restated.

1.1.	Equity interest

					Accounting method	% equity interest
Entity		Main activity	Country	Participation		12.31.18	12.31.17

BRF Energia S.A.		Commercialization of eletric energy	Brazil	Direct	Consolidated	100.00%	100.00%
BRF GmbH		Holding	Austria	Direct	Consolidated	100.00%	100.00%
BRF Foods LLC		Import and commercialization of products	Russia	Indirect	Consolidated	99.90%	99.90%
BRF France SARL	(l)	Marketing and logistics services	France	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	99.00%	99.00%
BRF Global Company South Africa Proprietary Ltd.		Import and commercialization of products	South Africa	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	1.00%	1.00%
BRF Global GmbH	(b)	Holding and trading	Austria	Indirect	Consolidated	100.00%	100.00%
BRF Foods LLC		Import and commercialization of products	Russia	Indirect	Consolidated	0.10%	0.10%
Qualy 5201 B.V.	(b) (l)	Import, commercialization of products and holding	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Xamol Consultores Serviços Ltda.	(l)	Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	100.00%
BRF Japan KK		Marketing and logistics services	Japan	Indirect	Consolidated	100.00%	100.00%
BRF Korea LLC		Marketing and logistics services	Korea	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Management Consulting Co. Ltd.		Advisory and related services	China	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Trading Co. Ltd.		Commercialization and distribution of products	China	Indirect	Consolidated	100.00%	100.00%
BRF Singapore PTE Ltd.		Marketing and logistics services	Singapore	Indirect	Consolidated	100.00%	100.00%
BRF Germany GmbH	(l)	Import and commercialization of products	Germany	Indirect	Consolidated	100.00%	100.00%
BRF GmbH Turkiye Irtibat	(g)	Import and commercialization of products	Turkey	Indirect	Consolidated	-	100.00%
BRF Holland B.V.	(l)	Import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	2.66%	2.66%
Eclipse Holding Cöoperatief U.A.	(k)	Holding	The Netherlands	Indirect	Consolidated	0.01%	0.01%
BRF B.V.	(l)	Industrialization, import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
ProudFood Lda		Import and commercialization of products	Angola	Indirect	Consolidated	10.00%	10.00%
BRF Hungary LLC		Import and commercialization of products	Hungary	Indirect	Consolidated	100.00%	100.00%
BRF Iberia Alimentos SL	(l)	Import and commercialization of products	Spain	Indirect	Consolidated	100.00%	100.00%
BRF Invicta Ltd.		Import, commercialization and distribution of products	England	Indirect	Consolidated	69.16%	69.16%
Invicta Food Products Ltd.	(l)	Import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Wrexham Ltd.	(l)	Industrialization, import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Food Group Ltd.	(b) (l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foods Ltd.	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foodservice Ltd.	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Universal Meats (UK) Ltd.	(b) (l)	Import, Industrialization, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Italia SPA	(l)	Import and commercialization of products	Italy	Indirect	Consolidated	67.00%	67.00%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	99.00%	99.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	50.48%	50.48%
Itega S.A.	(k)	Holding	Argentina	Indirect	Consolidated	96.00%	96.00%
Eclipse Holding Cöoperatief U.A.	(k)	Holding	The Netherlands	Indirect	Consolidated	99.99%	99.99%
Buenos Aires Fortune S.A.	(k)	Holding	Argentina	Indirect	Consolidated	5.00%	5.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	8.44%	8.44%
Eclipse Latam Holdings	(k)	Holding	Spain	Indirect	Consolidated	100.00%	100.00%
Buenos Aires Fortune S.A.	(k)	Holding	Argentina	Indirect	Consolidated	95.00%	95.00%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	6.53%	6.53%
Campo Austral S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	31.89%	31.89%
Itega S.A.	(k)	Holding	Argentina	Indirect	Consolidated	4.00%	4.00%
Golden Foods Poultry Limited	(l)	Holding	Thailand	Indirect	Consolidated	48.52%	48.52%
Golden Poultry Siam Limited	(l)	Holding	Thailand	Indirect	Consolidated	51.84%	51.84%
Golden Poultry Siam Limited	(l)	Holding	Thailand	Indirect	Consolidated	48.16%	48.16%
BRF Thailand Limited	(l)	Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
BRF Feed Thailand Limited	(l)	Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
Golden Foods Sales (Europe) Limited	(l)	Holding and trading	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Europe BV	(l)	Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Netherlands BV	(l)	Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Foods Siam Europe Limited	(b) (l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Poultry (UK) Ltd	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Perdigão Europe Lda.		Import and export of products	Portugal	Indirect	Consolidated	100.00%	100.00%
Perdigão International Ltd.		Import and export of products	Cayman Island	Indirect	Consolidated	100.00%	100.00%
BFF International Ltd.		Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Highline International	(a)	Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Sadia Overseas Ltd.		Financial fundraising	Cayman Island	Indirect	Consolidated	98.00%	98.00%
ProudFood Lda		Import and commercialization of products	Angola	Indirect	Consolidated	90.00%	90.00%
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	40.00%	40.00%
Sadia Foods GmbH	(c)	Import and commercialization of products	Germany	Indirect	Consolidated	-	100.00%
SATS BRF Food PTE Ltd.		Import, industrialization, commercialization and distribution of products	Singapore	Joint venture	Equity pick-up	49.00%	49.00%
BRF Global Namíbia		Import and commercialization of products	Namibia	Indirect	Consolidated	100.00%	100.00%
Wellax Food Logistics C.P.A.S.U. Lda.		Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	100.00%
BRF Luxembourg Sarl		Holding	Luxemburgo	Direct	Consolidated	100.00%	100.00%
BRF Austria GmbH		Holding	Austria	Indirect	Consolidated	100.00%	100.00%
One Foods Holdings Ltd		Holding	United Arab Emirates	Indirect	Consolidated	100.00%	100.00%
Al-Wafi Food Products Factory LLC		Industrialization and commercialization of products	United Arab Emirates	Indirect	Consolidated	49.00%	49.00%
Badi Ltd.		Holding	United Arab Emirates	Indirect	Consolidated	100.00%	100.00%
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	Indirect	Consolidated	75.00%	75.00%
BRF Al Yasra Food K.S.C.C. ("BRF AFC")		Import, commercialization and distribution of products	Kuwait	Indirect	Consolidated	49.00%	49.00%
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	Indirect	Consolidated	100.00%	100.00%
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	Indirect	Consolidated	70.00%	70.00%
FFM Further Processing Sdn. Bhd.		Industrialization, import and commercialization of products	Malaysia	Indirect	Consolidated	70.00%	70.00%
FFQ GmbH	(i)	Industrialization, import and commercialization of products	Austria	Indirect	Consolidated	100.00%	-
SHB Comércio e Indústria de Alimentos S.A.	(f) (j)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	-	99.99%
BQ Foods GmbH		Holding	Austria	Indirect	Consolidated	60.00%	60.00%
Banvit Bandirma Vitaminli		Industrialization and commercialization of products	Turkey	Indirect	Consolidated	91.71%	91.71%
Banvit Enerji ve Elektrik Üretim Ltd. Sti.		Commercialization of eletric energy	Turkey	Indirect	Consolidated	100.00%	100.00%
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	Indirect	Consolidated	0.01%	0.01%
Nutrinvestments BV		Holding	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Banvit ME FZE		Marketing and logistics services	United Arab Emirates	Indirect	Consolidated	100.00%	100.00%
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	Indirect	Consolidated	99.99%	99.99%
One Foods Malaysia SDN. BHD.	(d)	Marketing and logistics services	Malaysia	Indireta	Consolidated	100.00%	100.00%
Federal Foods LLC		Import, commercialization and distribution of products	United Arab Emirates	Indirect	Consolidated	49.00%	49.00%
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	Indirect	Consolidated	49.00%	49.00%
SHB Comércio e Indústria de Alimentos S.A.	(f) (j)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	-	0.01%
BRF Hong Kong LLC		Import, commercialization and distribution of products	Hong Kong	Indirect	Consolidated	100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (k)	Industrialization and commercialization of dairy products	Argentina	Direct	Consolidated	99.94%	99.94%
BRF Pet S.A.		Industrialization and commercialization and distribution of feed and nutrients for animals	Brazil	Direct	Consolidated	100.00%	100.00%
PP-BIO Administração de bem próprio S.A.	(h)	Management of assets	Brazil	Affiliate	Equity pick-up	66.66%	33.33%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Direct	Consolidated	99.99%	99.99%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	99.99%	99.99%
PR-SAD Administração de bem próprio S.A.	(e)	Management of assets	Brazil	Affiliate	Equity pick-up	-	33.33%
Quickfood S.A.	(k)	Industrialization and commercialization of products	Argentina	Direct	Consolidated	91.21%	91.21%
Sadia Alimentos S.A.	(k)	Holding	Argentina	Direct	Consolidated	43.10%	43.10%
Avex S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	33.98%	33.98%
Sadia International Ltd.		Import and commercialization of products	Cayman Island	Direct	Consolidated	100.00%	100.00%
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	60.00%	60.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Indirect	Consolidated	5.10%	5.10%
Avex S.A.	(k)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	66.02%	66.02%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	1.00%	1.00%
Sadia Alimentos S.A.	(k)	Holding	Argentina	Indirect	Consolidated	56.90%	56.90%
Sadia Overseas Ltd.		Financial fundraising	Cayman Island	Direct	Consolidated	2.00%	2.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Direct	Consolidated	94.90%	94.90%
SHB Comércio e Indústria de Alimentos S.A.	(f) (j)	Industrialization and commercialization of products	Brazil	Direct	Consolidated	-	-
UP Alimentos Ltda.	(m)	Industrialization and commercialization of products	Brazil	Affiliate	Equity pick-up	50.00%	50.00%
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	Direct	Consolidated	100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (k)	Industrialization and commercialization of dairy products	Argentina	Indirect	Consolidated	0.06%	0.06%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Indirect	Consolidated	0.01%	0.01%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	0.01%	0.01%

(a)         Dormant subsidiaries.

(b)         The wholly-owned subsidiary BRF Global GmbH, operates as a trading in the European market and owns 101 direct subsidiaries in Madeira Island, Portugal, with an investment as of December 31, 2018 of R$4.9 (R$3.6 as of December 31, 2017) and a direct subsidiary in Den Bosch, The Netherlands, denominated Qualy 20 with an investment as of December 31, 2018 of R$7.4 (R$6.5 as of December 31, 2017). The wholly-owned subsidiary Qualy 5201 B.V. owns 212 subsidiaries in The Netherlands being the amount of this investment as of December 31, 2018 of R$20.7 (R$20.2 as of December 31, 2017). The indirect subsidiary Invicta Food Group Ltd. owns 120 direct subsidiaries in Ashford, England, with an investment of R$44.8 as of December 31, 2018 (R$126.6 as of December 31, 2017). The indirect subsidiary Universal Meats (UK) Ltd owns 99 direct subsidiaries in Ashford, England with an investment of R$45.1 as of December 31, 2018 (R$41.6 as of December 31, 2017). The indirect subsidiary Golden Foods Siam Europe Ltd (GFE) owns 32 subsidiaries in Ashford, England with an investment of R$0.04 as of December 31, 2018 (R$0.02 as of December 31, 2017). The purpose of these subsidiaries is to operate in the European market to increase the Company’s market share, which is regulated by a system of poultry and turkey meat import quotas.

(c)          On February 28, 2018, Sadia Foods GmbH was extinguished.

(d)         On June 21, 2018, BRF Malaysia Sdn. Bhd changed its name to One Foods Malaysia SDN. BHD.

(e)         On July 31, 2018 the Company sold its equity stake in PR-SAD.

(f)           On September 01, 2018, BRF Foods GmbH and One Foods Holdings Ltd., which jointly held 100% of equity stake in SHB Comércio e Indústria de Alimentos S.A., sold their stakes to BRF S.A.

(g)         On October 02, 2018, BRF GmbH Turkiye Irtibat was extinguished.

(h)         On October 05, 2018, PP-BIO increased its equity interest in 33.33%, totaling 66.66% of the equity.

(i)           On October 12, 2018, FFQ GmbH was created.

(j)           On December 31, 2008, SHB Comércio e Indústria de Alimentos SA was merged into the parent company BRF S.A. note (1.7).

(k)          Subsidiaries in Argentina included in discontinued operations (note 12).

(l)           Subsidiaries in Europe and Thailand included in discontinued operations (note 12).

(m)        On December 2018, UP Alimentos Ltda. ended its activities and is currently dormant.

1.2.	Investigations involving BRF

The Company has been subject to two external investigations, denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018, as detailed below. The Company’s Audit and Integrity Committee is conducting independent investigations, along with the Independent Investigation Committee, composed of external members and external legal advisors in Brazil and abroad with respect to the allegations involving BRF employees and former employees in the scope of the aforementioned operations and other ongoing investigations.

For the year ended December 31, 2018, the main impacts observed as result of the referred operations were recorded in: (i) cost of goods sold in the amount of R$403.3 (R$285.0 in 12.31.17) mostly related to inventory losses, adjustments to net realizable value and idleness, (ii) other operating expenses in the amount of R$78.9 (R$78.3 in 12.31.17) mostly related to expenditures with lawyers, legal advisors and consultants, and (iii) sales deductions in the amount of R$10.6 related to legal expenses with import quotas in Europe, which totaled R$492.8 (R$363.4 in 12.31.17).

The independent investigations create, in addition to the impacts already recorded, uncertainties about the outcome of these operations which may result in penalties, fines and normative sanctions, right restrictions and other forms of liabilities, for which the Company is not able to make a reliable estimate of the potential losses.

The outcome may result in payments of substantial amounts, which may cause a material adverse effect on the Company´s financial position, results and cash flows in the future.

1.2.1.	Carne Fraca Operation

On March 17, 2017, BRF became aware of a decision issued by a judge of the 14th Federal Court of Curitiba - Paraná, authorizing the search and seizure of information and documents, and the detention of certain individuals in the context of the Carne Fraca Operation. Two BRF employees were detained (subsequently released) and three were identified for questioning.

In April 2017, the Brazilian Federal Police and the Brazilian federal prosecutors filed charges against BRF employees, which were accepted by the judge responsible for the process, and its main allegations in this phase involve misconduct related to improper offers and/or promises to government inspectors.

On June 04, 2018, the Company was informed about the establishment of a responsibility administrative process (“PAR”) by the Office of the Comptroller General (“CGU”), under the Law Nº 12,846/2013 (“Anti-corruption Law”), which aims to verify eventual administrative responsibilities related to the facts object of the criminal lawsuit Nº 5016879-04.2017.4.04.7000, (“Criminal Lawsuit”) in progress under the 14th Federal Court of the subsection of Curitiba/PR, as a consequence of the Carne Fraca Operation.

BRF has informed certain regulators and governmental entities, including the U.S. Securities and Exchange Commission and the U.S. Department of Justice about the Carne Fraca Operation and is cooperating with the authorities.

On September 28, 2018, the sentence of the Criminal Lawsuit in first instance was published, discharging one of the BRF employees and convicting the other one for six months of detention with the possibility of substitution for a right-restricting penalty. The Brazilian federal prosecutors presented appeal to the first instance decision. The appeal is being analyzed by the Federal Regional Court of the 4th region.

1.2.2.	Trapaça Operation

On March 5, 2018, the Company learned of a decision issued by a judge of the 1st Federal Court of Ponta Grossa/PR, authorizing the search and seizure of information and documents due to allegations involving misconduct relating to quality violations, improper use of feed components and falsification of tests at certain BRF manufacturing plants and accredited labs. Such operation was denominated as Trapaça Operation. Still on March 5, 2018, BRF received notice from the Ministry of Agriculture, Livestock and Food Supply (“MAPA”) immediately suspending exports from its Rio Verde/GO, Carambeí/PR and Mineiros/GO plants to 12 countries that require specific sanitary requirements for the control of the bacteria group Salmonella spp and Salmonella pullorum.

On May 14, 2018, the Company received the formal notice that 12 plants located in Brazil were removed from the list that permits imports of animal origin products by the European Union’s countries. The measure came into force as of May 16, 2018 and affects only the plants located in Brazil and which have export licenses to the European Union, not affecting the supply to other markets or other BRF plants located outside Brazil that export to the European market.

On October 15, 2018, the Federal Police Department submitted to the 1st Federal Criminal Court of the Judicial Branch of Ponta Grossa – PR the final report of its investigation in connection to the Trapaça Operation. The police inquiry indicted 43 people, including former key executives of the Company.

1.2.3.	Governance enhancement

The Company, in the light of the facts related to the investigations of the authorities collaborates to the complete clarification of the facts. In this sense, the Company has decided to move away, independently of the results of the investigations, all employees mentioned in the Federal Police’s final report of the Trapaça Operation until all facts are fully clarified.

BRF interacts in a wide and transparent way with the authorities, with the objective of collaborating with the full elucidation of the facts. Simultaneously, it will proceed with the internal investigations led by the Independent Investigation Committee and by the Audit and Integrity Committee to clarify all the facts identified or that may be identified in the future.

The Company believes that this cooperation process with the authorities strengthens and consolidates its governance through ongoing actions to ensure the highest levels of safety standards, integrity and quality, as well as greater autonomy to its Compliance Department.

Among the actions implemented, are: (i) strengthening in the risk management, specially compliance, (ii) strengthening of the Compliance, Internal Audit and Internal Controls departments, (iii) issuance of new policies and procedures specifically related to the anticorruption law, (iv) reputational verification of business partners, (v) revision of the process of internal investigation, (vi) expansion of the independent reporting channel, (vii) review of transactional controls, and (viii) new consequence policy for misconduct.

1.3.	U.S. Class Action

On March 12, 2018, a shareholder class action lawsuit was filed against the Company and certain current and former administrators in the U.S. Federal District Court in the city of New York alleging that the Company and those administrators engaged in securities fraud or other unlawful business practices mentioned, among others, in the Carne Fraca and Trapaça Operations. On July 2, 2018, the referred Court appointed the City of Birmingham Retirement and Relief System as lead plaintiff in the action. On August 31, 2018, the lead plaintiff filed an amended class action complaint, and a second amendment complaint was presented on December 5, 2018.  An unfavorable outcome of the class action may have a material impact for the Company. However, since this lawsuit is in its early stages, it is not possible to make a reasonable estimate of eventual losses.

1.4.	Financial and operational restructuring plan

On June 29, 2018, the Board of Directors approved the financial and operational restructuring plan of the Company ("the Plan"), with the objective to improve its share capital structure, by reducing its debt leverage, which also enhances its controlling and quality processes.

The Company’s decision is it to focus its transactions in the Brazilian market, in Asia and in the Muslim market. Then, the segmentation of the businesses was changed as disclosed in note 5.

As a result of the Plan, the following actions will be taken: (i) sale of operational units in Argentina (denominated Argentina Operations), and Europe and Thailand (denominated Europe and Thailand Operations); (ii) sale of real estate and non-operating assets; (iii) sale of non-controlling interests in companies and (iv) operational restructuring plan with the purpose to adjust its productive structure to the market demand and includes adjustments in its the production lines, collective paid leave and a reduction of around 5% of the factory unit employees in Brazil.

During the fourth quarter of 2018, the Company evolved in the negotiations for the sale of the assets abovementioned in items (i) and (ii) and met the requirements for its classifications as assets held for sale and discontinued operations (note 12).

On July 20, 2018, following the simplification of the organizational structure, the Company’s Board of Directors approved the hiring and the appointment of new executives for the following positions (i) Sidney Manzaro, assumed his position on August 13, 2018, as Vice-President of Brazilian Market, in substitution of Alexandre Almeida (ii) Vinícius Guimarães Barbosa,  assumed his position on August 01, 2018, as Vice-President of Operations and (iii) Bruno Ferla, who previously served as a consultant to the Company and heading its Legal Department, assumed his position on August 01, 2018, as Vice-President of Institutional Affairs, Legal, and Compliance.

For the year ended December 31, 2018, the impacts recorded due to the operational restructuring plan previously mentioned, such includes termination of contracts with suppliers and outgrowers, employee terminations, inventory and biological assets losses, as well as increase in idleness, in total amount of R$213.5 and were recorded in (i) cost of goods sold in the amount of R$195.7 an (ii) other operating expenses in the amount of R$17.8.

1.5.	Strike of truck drivers

There was a national strike lasting approximately 10 days which resulted in blocked roads and interruption of the transport of goods and supplies, impacting several of the company´s facilities plants. As a result of the strike, the Company incurred in inventory and biological assets losses and idleness during the days of the strike, as well incurred in additional logistics costs to restart its activities. For the year ended December 31, 2018, such losses amounted to R$85.0 and were recorded in (i) cost of goods sold in the amount of R$72.7 and (ii) selling expenses in the amount of R$12.4.

1.6.	Credit rights investment fund (“FIDC”)

On December 12, 2018, the Company concluded the structuring of the Credit rights investment fund – BRF Customers (“FIDC BRF”), whose exclusive objective is to acquire receivables originated from commercial operations between the Company and its customers in Brazil.

The structuring was made in association with the coordinators Banco Bradesco BBI S.A., BB – Banco de Investimento S.A. and Banco Votorantim S.A. in the format of a close-end fund and has a duration of 5 years.

From the 875,000 quotas that were subscribed and paid-in, 787,500 are senior quotas, 21,875 mezzanine A quotas, 51,012 mezzanine B quotas and 14,613 junior quotas, in the amounts of R$787.5, R$21.9, R$51.0 and R$14.6 respectively. The Company holds the 14,613 junior quotas, which are recorded as marketable securities (note 7).

The transfer of the receivables to the FIDC BRF fulfil the requirements for derecognition of financial assets and, therefore, the Accounts Receivable transferred are written-off of the Company’s financial statements. The effects of the discount rate charged on the transfer are recorded in the account of Financial Expenses (note 34).

This operation occurs in continuity to the operational and financial restructuring plan and allows an additional offer of credit for domestic customers.

1.7.	Incorporation of the wholly-owned subsidiary SHB Comércio e Indústria de Alimentos S.A. ("SHB")

On December 31, 2018, the wholly-owned subsidiary SHB was merged into BRF S.A. with the objective of unifying and centralizing the Company's activities related to the Halal products business, to promote greater simplification, efficiency and transparency of the organizational structure.

1.8.	Seasonality

In Brazil operating segment, as well as in discontinued operations related to the activities of Argentina, on November and December of each year, the Company is impacted by seasonality due to Christmas and New Year’s Celebrations, being the best-selling products in this period: turkey, Chester(R), ham and pork loins.

In Halal operating segment (former name of One Foods), seasonality is due to Ramadan, which is the holy month of the Muslim Calendar. The start of Ramadan depends on the beginning of the moon cycle and therefore can vary each year.